Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Life of Depreciable Assets	The Group’s subsidiaries depreciate their property, plant and equipment, from the time they can be placed in service, amortizing the cost of the assets, net of their residual values on a straight-line basis over the assets’ estimated useful lives, which are calculated in accordance with technical studies that are revised periodically in light of technological advances and the rate of dismantling, as follows:

Years of estimated useful life
Buildings	25 – 40
Plant and machinery	5 – 25
Furniture, tools and other items	2 – 10
The composition and movements in 2022 and 2021 of the items comprising net "Property, plant and equipment" were as follows:

2022
Millions of euros	Balance at 12/31/2021	Additions	Depreciation	Disposals	Impairments	Transfers and others	Translation differences and hyperinflation adjustments	Business combina-tions	Balance at 12/31/2022
Land and buildings	2,660	25	(216)	(22)	(12)	104	97	5	2,641
Plant and machinery	17,752	1,323	(3,707)	(28)	(43)	1,908	933	27	18,165
Furniture, tools and other items	552	74	(210)	(1)	(1)	132	26	4	576
PP&E in progress	1,761	2,867	—	(12)	(3)	(2,353)	71	1	2,332
Total PP&E	22,725	4,289	(4,133)	(63)	(59)	(209)	1,127	37	23,714

2021
Millions of euros	Balance at 12/31/2020	Additions(1)	Depre-ciation	Disposals	Impair-ments	Transfers and others	Translation differences and hyperinflation adjustments	Business combi-nations	Business sale	Balance at 12/31/2021
Land and buildings	2,829	22	(241)	(37)	(2)	141	31	2	(85)	2,660
Plant and machinery	18,676	1,249	(3,893)	(11)	—	1,780	236	12	(297)	17,752
Furniture, tools and other items	623	90	(226)	—	—	56	8	1	—	552
PP&E in progress	1,641	2,519	—	(18)	(3)	(2,393)	16	—	(1)	1,761
Total PP&E	23,769	3,880	(4,360)	(66)	(5)	(416)	291	15	(383)	22,725
(1) Total additions of property, plant and equipment in 2021 amounted to 4,286 million euros, including the additions corresponding to companies held for sale and sold companies during the annual reporting period (see Note 2).
The gross cost, accumulated depreciation and impairment losses of property, plant and equipment at December 31, 2022 and 2021 were as follows:

Balance at December 31, 2022
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	9,097	(6,375)	(81)	2,641
Plant and machinery	91,319	(72,742)	(412)	18,165
Furniture, tools and other items	5,157	(4,566)	(15)	576
PP&E in progress	2,343	—	(11)	2,332
Total PP&E	107,916	(83,683)	(519)	23,714

Balance at December 31, 2021
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	8,624	(5,905)	(59)	2,660
Plant and machinery	86,779	(68,713)	(314)	17,752
Furniture, tools and other items	4,697	(4,133)	(12)	552
PP&E in progress	1,774	—	(13)	1,761
Total PP&E	101,874	(78,751)	(398)	22,725

Schedule of IFRS and Amendments to Existing Standards Published but not Mandatory	At the date of preparation of the consolidated financial statements, the following IFRS and amendments to existing standards had been published, but their application is not mandatory:

Standards and amendments		Mandatory application: annual periods beginning on or after
IFRS 17 (and subsequent amendments)	Insurance Contracts	January 1, 2023
Amendments to IAS 1	Disclosure of Accounting Policies	January 1, 2023
Amendments to IAS 8	Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities Arising from a Single Transaction	January 1, 2023
Amendments to IAS 1	Classification of Liabilities as Current or Non-current	January 1, 2024
Amendments to IAS 1	Non-current Liabilities with Covenants	January 1, 2024
Amendments to IFRS 16	Lease Liability in a Sale and Leaseback	January 1, 2024